Dividends	12 Months Ended
Dec. 31, 2011
Dividends [Abstract]
Dividends

9. Dividends

On November 15, 2010, the board of directors of the Company approved and declared a cash dividend of US$10,000,000 paid out of net distributable profits to the shareholders of the Company who were registered members of the Company as of October 31, 2010. In 2010 and 2011, the Company paid cash dividends of $1,050,000 and $ 8,950,000, respectively.